LOANS - Restructured Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 D loans	Dec. 31, 2013 loans	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 6,961,000	$ 8,146,000
Adjusted Interest Rates	299,000	520,000
Combined Rate And Maturity	991,000	950,000
Forebearance Agreements	373,000	0
Other	2,150,000	3,953,000
Total	10,774,000	13,569,000
Number of Restructured Loans	262	229
Restructured loans, Number of Loans	115	131
Restructured loans, Restructured loans, Pre-Modification Loan Balance	14,308,000	18,067,000
Restructured loans, Period End Balance	10,774,000	13,569,000
Restructured loans with payment default within 12 months of modification, Number of Loans	9	22
Restructured loans with payment default within 12 months of modification, Period End Balance	445,000	5,445,000
Total restructured loans	28,200,000	29,200,000
Restructured Loans, Accrual Status	15,928,000	15,429,000	10,856,000
Restructured Loans, Nonaccrual Status	12,300,000	13,800,000	14,100,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	3,700,000	4,400,000
Restructured loans uncollectible portion written off	1,000,000	2,800,000
Accruing TDRs performing in accordance with restructured terms for more than one year	10,500,000	9,000,000
Restructured loans performance threshold (days)	90
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	24	15
Restructured loans, Restructured loans, Pre-Modification Loan Balance	5,282,000	8,582,000
Restructured loans, Period End Balance	4,256,000	6,431,000
Restructured loans with payment default within 12 months of modification, Number of Loans	1	4
Restructured loans with payment default within 12 months of modification, Period End Balance	143,000	4,875,000
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	0	0
Restructured loans, Period End Balance	0	0
Restructured loans with payment default within 12 months of modification, Number of Loans	0	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0	0
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	16	18
Restructured loans, Restructured loans, Pre-Modification Loan Balance	5,235,000	4,925,000
Restructured loans, Period End Balance	3,937,000	3,477,000
Restructured loans with payment default within 12 months of modification, Number of Loans	2	3
Restructured loans with payment default within 12 months of modification, Period End Balance	182,000	236,000
Real estate - residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans		38
Restructured loans, Restructured loans, Pre-Modification Loan Balance		2,612,000
Restructured loans, Period End Balance		2,317,000
Restructured loans with payment default within 12 months of modification, Number of Loans		3
Restructured loans with payment default within 12 months of modification, Period End Balance		112,000
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	8
Restructured loans, Restructured loans, Pre-Modification Loan Balance	47,000
Restructured loans, Period End Balance	29,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans		18
Restructured loans, Restructured loans, Pre-Modification Loan Balance		333,000
Restructured loans, Period End Balance		227,000
Restructured loans with payment default within 12 months of modification, Number of Loans		4
Restructured loans with payment default within 12 months of modification, Period End Balance		24,000
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	36
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,977,000
Restructured loans, Period End Balance	1,036,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3
Restructured loans with payment default within 12 months of modification, Period End Balance	91,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans		42
Restructured loans, Restructured loans, Pre-Modification Loan Balance		1,615,000
Restructured loans, Period End Balance		1,117,000
Restructured loans with payment default within 12 months of modification, Number of Loans		8
Restructured loans with payment default within 12 months of modification, Period End Balance		198,000
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	31
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,767,000
Restructured loans, Period End Balance	1,516,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3
Restructured loans with payment default within 12 months of modification, Period End Balance	29,000
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Accrual Status	15,900,000
Non Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 100,000